Acquisitions - Summary of Acquisition Activity (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of detailed information about business combination [abstract]
Businesses acquired	4	3
Businesses acquired, net of cash	4	3
Investments in businesses	0	3
Asset acquisitions	1
Total number of transactions	5	6
Businesses acquired	$ 1,049	$ 228
Less: Cash acquired	(59)	(3)
Businesses acquired, net of cash	990	225
Contingent consideration payments	0	1
Investments in businesses	4	252
Asset Acquisition	4
Total	$ 998	$ 478